                    METLIFE INVESTORS USA INSURANCE COMPANY
                   METLIFE INVESTORS USA SEPARATE ACCOUNT A

                         SUPPLEMENT DATED MAY 1, 2010
                                      TO
                         PROSPECTUS DATED MAY 1, 2000
                       (SF101 GROUP FLEXIBLE PAYMENT VA)

This Supplement revises information contained in the prospectus dated May 1, 2000 (as supplemented) for the Group Flexible Payment Variable Annuity contracts issued by MetLife Investors USA Insurance Company ("we," "us," or "our"). This Supplement should be read and kept together with your contract prospectus for future reference.

The corresponding sections of the prospectus are modified as follows:

FEE TABLES AND EXAMPLES

THE NEXT TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. CERTAIN FUNDS MAY IMPOSE A REDEMPTION FEE IN THE FUTURE. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR THE FUNDS AND IN THE FOLLOWING TABLES.

                                                         Minimum  Maximum
                                                         -------  -------
      Total Annual Fund Operating Expenses (expenses
      that are deducted from Fund assets, including
      management fees,
       distribution and/or service (12b-1) fees, and
      other expenses)                                       0.28%    0.91%

FUND EXPENSES
(as a percentage of the average daily net assets of a Fund)

                                                                                                     CONTRACTUAL
                                                        DISTRIBUTION            ACQUIRED    TOTAL    FEE WAIVER   NET TOTAL
                                                           AND/OR               FUND FEES  ANNUAL      AND/OR       ANNUAL
                                            MANAGEMENT SERVICE (12B-1)  OTHER      AND    OPERATING    EXPENSE    OPERATING
                                               FEE          FEES       EXPENSES EXPENSES* EXPENSES  REIMBURSEMENT EXPENSES**
-----------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
INITIAL CLASS
Growth Portfolio                               0.56%         --          0.13%     --       0.69%         --         0.69%
MET INVESTORS SERIES TRUST -- CLASS A
Lord Abbett Growth and Income Portfolio        0.53%         --          0.03%     --       0.56%         --         0.56%
PIMCO Total Return Portfolio                   0.48%         --          0.04%     --       0.52%         --         0.52%
METROPOLITAN SERIES FUND, INC. -- CLASS A
MetLife Stock Index Portfolio                  0.25%         --          0.03%     --       0.28%       0.01%        0.27%/1/
MFS(R) Total Return Portfolio                  0.54%         --          0.06%     --       0.60%         --         0.60%
T. ROWE PRICE GROWTH STOCK FUND, INC.          0.55%         --          0.18%     --       0.73%         --         0.73%
T. ROWE PRICE INTERNATIONAL FUNDS, INC.
International Stock Fund                       0.66%         --          0.25%     --       0.91%         --         0.91%
T. ROWE PRICE PRIME RESERVE FUND, INC.         0.36%         --          0.24%     --       0.60%         --         0.60%

--------

* Acquired Fund Fees and Expenses are fees and expenses incurred indirectly by a portfolio as a result of investing in shares of one or more underlying portfolios.
** Net Total Annual Operating Expenses do not reflect: (1) voluntary waivers of fees or expenses; (2) contractual waivers that are in effect for less than one year from the date of this Prospectus; or (3) expense reductions resulting from custodial fee credits or directed brokerage arrangements.

/1/ MetLife Advisers, LLC has contractually agreed, for the period May 1, 2010 through April 30, 2011, to reduce the management fee for each Class of the Portfolio to 0.243%.

THE FUNDS

The following Funds are available under the Contract. You should read the prospectuses for these Funds carefully. You can obtain copies of the Fund prospectuses by calling or writing to us at: MetLife Investors USA Insurance Company, Annuity Service Office, P.O. Box 10366, Des Moines, Iowa 50306-0366,
(800) 343-8496. You can also obtain information about the Funds (including a copy of the Statement of Additional Information) by accessing the Securities & Exchange Commission's website at http://www.sec.gov.

WE DO NOT PROVIDE ANY INVESTMENT ADVICE AND DO NOT RECOMMEND OR ENDORSE ANY PARTICULAR FUND. YOU BEAR THE RISK OF ANY DECLINE IN THE VALUE OF YOUR CONTRACT RESULTING FROM THE PERFORMANCE OF THE FUNDS YOU HAVE CHOSEN.

                                                                                   INVESTMENT ADVISER
            FUND                       INVESTMENT OBJECTIVE                          AND SUBADVISER
------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VARIABLE
INSURANCE PRODUCTS -- INITIAL
CLASS
Growth Portfolio               Seeks to achieve capital appreciation. Fidelity Management & Research Company
                                                                      Subadviser: FMR Co., Inc.
MET INVESTORS SERIES TRUST --
CLASS A
Lord Abbett Growth and Income  Seeks long-term growth of capital and
 Portfolio                     income without excessive fluctuation   MetLife Advisers, LLC
                               in market value.                       Subadviser: Lord, Abbett & Co. LLC
PIMCO Total Return Portfolio   Seeks maximum total return,
                               consistent with the preservation of    MetLife Advisers, LLC
                               capital and prudent investment         Subadviser: Pacific Investment Management
                               management.                            Company LLC
METROPOLITAN SERIES FUND,
INC. -- CLASS A
MetLife Stock Index Portfolio  Seeks to equal the performance of the  MetLife Advisers, LLC
                               Standard & Poor's 500(R) Composite     Subadviser: MetLife Investment Advisors
                               Stock Price Index.                     Company, LLC
MFS(R) Total Return Portfolio  Seeks a favorable total return         MetLife Advisers, LLC
                               through investment in a diversified    Subadviser: Massachusetts Financial Services
                               portfolio.                             Company
T. ROWE PRICE GROWTH STOCK
FUND, INC.                     Seeks long-term capital growth.        T. Rowe Price Associates, Inc.
T. ROWE PRICE INTERNATIONAL
FUNDS, INC.
International Stock Fund       Seeks long-term growth of capital      T. Rowe Price International, Inc.
                               through investments in the common      Subadviser: T. Rowe Price Global Investment
                               stocks of established, non-U.S.        Services Limited
                               companies.
T. ROWE PRICE PRIME RESERVE    Seeks preservation of capital,         T. Rowe Price Associates, Inc.
FUND, INC.                     liquidity, and, consistent with
                               these, the highest possible current
                               income.
------------------------------------------------------------------------------------------------------------------

TAXES

MINIMUM REQUIRED DISTRIBUTIONS

You (and after your death, your designated beneficiaries) generally do not have to take the required minimum distribution ("RMD") for 2009. If your first RMD would have been due by April 1, 2010, you are not required to take such distribution; however, your 2010 RMD is due by December 31, 2010. For after-death RMDs, the five-year rule is applied without regard to calendar year 2009. For instance, for a Contract Owner who died in 2007, the five-year period would end in 2013 instead of 2012. The RMD waiver does not apply if you are receiving annuitized payments under your Contract. The RMD rules are complex, so consult with your tax adviser because the application of these rules to your particular circumstances may have been impacted by the 2009 RMD waiver.

OTHER INFORMATION

DISTRIBUTOR

The Financial Industry Regulatory Authority ("FINRA") provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                                      2

SUPP-510 SF101 Group Flexible Payment VA